Property and Equipment, net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 397,043	$ 264,218	$ 4,133
Less: Accumulated depreciation	(76,424)	(18,551)	(299)
Property and equipment, net	320,619	245,667	3,834
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,946	5,911	1,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,427	2,447	2,607
Financing Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164,928	64,417	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,929	41,656	0
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 148,813	$ 149,787	$ 0